VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2016 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2013	752,948	(49,887)	703,061
Transfer from Newbuildings	186,717	—
Additions	3,986	—
Depreciation	—	(31,845)
Balance at December 31, 2014	943,651	(81,732)	861,919
Vessels and equipment acquired upon the Merger	132,712	—
Transfers from Newbuildings	133,429	—
Additions	101,752	—
Depreciation	—	(40,614)
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198
Depreciation	—	(53,369)
Additions	215	—
Disposals	(173,203)	—
Impairment loss	(36,311)	18,099
Transfers from Newbuildings	532,766	—
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395